NATIONWIDE VARIABLE INSURANCE TRUST
NVIT Allspring Discovery Fund	NVIT J.P. Morgan U.S. Equity Fund
NVIT Amundi Multi Sector Bond Fund	NVIT J.P. Morgan US Technology Leaders Fund
NVIT AQR Large Cap Defensive Style Fund	NVIT Jacobs Levy Large Cap Core Fund
NVIT BlackRock Equity Dividend Fund	NVIT Jacobs Levy Large Cap Growth Fund
NVIT BNY Mellon Dynamic U.S. Core Fund	NVIT Loomis Core Bond Fund (formerly, NVIT Core
NVIT BNY Mellon Dynamic U.S. Equity Income	Bond Fund)
Fund	NVIT Loomis Short Term Bond Fund
NVIT Bond Index Fund	NVIT Loomis Short Term High Yield Fund
NVIT Calvert Equity Fund	(formerly, NVIT Federated High Income Bond Fund)
NVIT DoubleLine Total Return Tactical Fund	NVIT Mid Cap Index Fund
NVIT Fidelity Institutional AM® Emerging Markets	NVIT Multi-Manager Small Cap Value Fund
Fund (formerly, NVIT Emerging Markets Fund)	NVIT Multi-Manager Small Company Fund
NVIT Government Bond Fund	NVIT NS Partners International Focused Growth
NVIT Government Money Market Fund	Fund
NVIT International Equity Fund	NVIT Putnam International Value Fund (formerly,
NVIT International Index Fund	NVIT Columbia Overseas Value Fund)
NVIT Invesco Small Cap Growth Fund	NVIT Real Estate Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund	NVIT S&P 500 Index Fund
NVIT J.P. Morgan Innovators Fund	NVIT Small Cap Index Fund
NVIT J.P. Morgan Large Cap Growth Fund	NVIT Victory Mid Cap Value Fund

Supplement dated June 11, 2025
to the Statement of Additional Information (“SAI”) dated April 30, 2025

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

NVIT Amundi Multi Sector Bond Fund

Effective June 26, 2025, the SAI is amended as follows:

1.	The NVIT Amundi Multi Sector Bond Fund is renamed the “NVIT Strategic Income Fund.” All references to the Fund’s former name in the SAI are replaced accordingly.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE